Risks Arising from Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2024
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	June 30, 2024	December 31, 2023
Financial assets
Cash and cash held in trust	£33,922	£20,087
Trade and other receivables	240,055	104,753
Loan receivable	466,500	466,000
	£740,477	£590,840
Financial liabilities
Trade and other payables	£829,747	£998,092
Loans and borrowings	–	36,771
	£829,747	£1,034,863

As at (expressed in EUR)	June 30, 2024	December 31, 2023
Financial assets
Cash	€12,504	€46,202
Trade and other receivables	7,638	136,963
	€20,142	€183,165
Financial liabilities
Trade and other payables	€439,797	€2,171,878
Loans and borrowings	124,890	3,225,389
	€564,687	€5,397,267
As at (expressed in CAD)	June 30, 2024	December 31, 2023
Financial assets
Cash	$8,174,646	$22,949
	$8,174,646	$22,949
Financial liabilities
Trade and other payables	$3,085,540	$3,356,916
Due to related party	1,703,100	2,744,510
Holdback payable	–	511,238
Lease liabilities	27,128	179,412
Loans and borrowings	299,917	340,469
	$5,115,685	$7,132,545